SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2021
Stockholders' Equity Note [Abstract]
Schedule of Stock Option Activity
	Year ended December 31,
	2021		2020		2019
	Number of shares upon exercise	Weighted average exercise price	Number of shares upon exercise	Weighted average exercise price	Number of shares upon exercise	Weighted average exercise price

Outstanding at beginning of year	1,134,256	$7.68	1,453,741	$7.59	1,736,143	$7.26
Granted	-	$-	-	$-	-	$-
Forfeited	(30,861)	$16.78	(28,657)	$17.47	(59,107)	$10.05
Exercised	(427,409)	$6.54	(290,828)	$6.25	(223,295)	$4.36

Outstanding at end of year	675,986	$7.99	1,134,256	$7.68	1,453,741	$7.59

Exercisable at end of year	660,986	$8.04	1,065,498	$7.83	1,240,005	$8.01

Vested and expected to vest	675,584	$7.99	1,132,007	$7.68	1,442,990	$7.61

Schedule of Stock Options Outstanding
Exercise price	Shares upon exercise of options outstanding as of December 31, 2021	Weighted average remaining contractual life	Shares upon exercise of options exercisable as of December 31, 2021
		Years

$23.31-27.58	45,500	0.65	45,500
$15.2-17.07	13,000	1.04	13,000
$10.0 -14.68	98,007	1.71	98,007
$5.01-9.7	140,300	1.9	125,300
$0.1-4.95	379,179	2.17	379,179

	675,986		660,986

Summary of Restricted Stock Unit Activity
	Year ended December 31,
	2021		2020
	Number of shares upon exercise	Weighted average share price	Number of shares upon exercise	Weighted average share price

Outstanding at beginning of year	1,763,017	$8.63	1,652,060	$6.53
Granted	1,149,500	$16.26	869,250	$10.96
Vested	(681,433)	$15.82	(570,000)	$10.69
Forfeited	(293,176)	$16.39	(188,293)	$10.01

Unvested at end of year	1,937,908	$12.92	1,763,017	$8.63